Note 6 - Assets Held for Sale (Details Textual) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Pieris Pharmaceuticals, Inc. [Member]
Gain (Loss) on Disposition of Assets	$ 0.2